Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(25) Commitments and Contingencies

(a) Operating lease commitments

Future minimum lease payments under non-cancelable operating leases as of December 31, 2013 are as follows:

	December 31, 2013
	RMB	US$
Operating lease commitments	369	$61

The Company leases warehouses, staff quarters and offices under operating leases. The leases duration is typically for one to three years, with an option to renew. None of the leases includes contingent rentals.

For the year ended December 31, 2013, 2012 and 2011, total rental expenses for non-cancelable operating leases were RMB410 (US$68), RMB383 and RMB606, respectively.

(b) Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2013 were RMB12,019 (US$1,985).

(c) Outstanding bills receivable discounted

As of December 31, 2013, the Company had not retained any recourse obligation in respect of bills receivable discounted with and sold to banks.

(d) Legal Proceedings

Shandong Fuwei is currently a party to five legal proceedings in China. From time to time, we may be subject to legal actions and other claims arising in the ordinary course of business.

On July 9, 2012, a client (the “Plaintiff”) filed a lawsuit against Shandong Fuwei over the execution of the Procurement Contract between them in Beijing Daxing District People’s Court. Shandong Fuwei raised a jurisdictional objection when filing the pleading and Beijing Daxing District People’s Court overruled the objection. Shandong Fuwei filed an appeal against the judgment in the First Intermediate People’s Court of Beijing. The appeal was then dismissed on January 23, 2013 and the lawsuit will be heard by Beijing Daxing District People’s Court with a claim at RMB953 plus its interest. On May 15, 2013, Beijing Daxing District People’s Court heard the case and then adjourned the hearing due to the fact that plaintiff who failed to provide sufficient evidences. On June 25, 2013, the case was heard in Beijing Daxing District again but it was also adjourned due to Plaintiff’s failure to provide sufficient evidence. The case was then scheduled to be heard on August 7, 2013. However on the day prior to reopening, Fuwei was informed by Beijing Daxing District People’s Court that the hearing was adjourned again for the same reason that the Plaintiff failed to provide sufficient evidences. To date, Shandong Fuwei is still waiting for a court reopening notice from the Beijing Daxing District People’s Court.

On October 29, 2012, another client of Shandong Fuwei (the “Plaintiff”) filed a lawsuit against Shandong Fuwei over the execution of the Procurement Contract between them in Zhejiang Haining People’s Court. Shandong Fuwei raised a jurisdictional objection when filing the pleading and Zhejiang Haining People’s Court sustained the objection and decided that the lawsuit be heard by Weifang High-Tech District People’s Court. The Plaintiff filed an appeal against the judgment in Zhejiang Jiaxing People’s Court. The appeal was then dismissed and the plaintiff withdrew its charges against Shandong Fuwei on March 5, 2013. Soon afterwards, on March 20, 2013, the court unfroze an amount of RMB770 of Shandong Fuwei’s savings, which had been frozen during the hearing of the lawsuit. In early May 2013, this client filed a lawsuit against Shandong Fuwei over the product liability in Zhejiang Haining People’s Court. Pursuant to a court order, an amount of RMB770 of Shandong Fuwei’s savings was frozen. Shandong Fuwei then raised a jurisdictional objection which was overruled. Shandong Fuwei filed an appeal against this judgment. The appeal was then dismissed as a final decision. On October 21, 2013, the Plaintiff and Shandong Fuwei reached a settlement to compensate the Plaintiff by RMB160 or products valued at RMB160 from Shandong Fuwei and the case was closed.

On May 31, 2013, a supplier of Shandong Fuwei (the “Plaintiff”) filed a lawsuit against Shandong Fuwei over the execution of the Construction Contract between them in Weifang High-Tech District People’s Court with a claim at RMB870. On July 8, 2013, Weifang High-Tech District People’s Court heard the case and the Plaintiff offered a settlement. Afterwards, the Plaintiff and Shandong Fuwei failed to reach a settlement. On December 18, 2013, Weifang High-Tech District People’s Court issued a civil judgment that Shandong Fuwei should pay the claim at RMB870 to the Plaintiff. On December 28, 2013, Shandong Fuwei filed an appeal against the judgment in the Intermediate People’s Court of Weifang and the case was heard on February 26, 2014. To date, the case is still in the process of hearing.

On June 5, 2013, a supplier (the “Plaintiff”) filed a lawsuit against Shandong Fuwei over the execution of the Procurement Contract between them in Zhangjiagang People’s Court, claiming that the quality guaranteed deposit of RMB208 set aside from the total contract payable should be refunded by Shandong Fuwei. Shandong Fuwei declined its claim for the reason of quality problem related to the supplied equipment. On March 7, 2014, Zhangjiagang People’s Court heard the case and supported the Plaintiff’s claim. Shandong Fuwei filed an appeal against the judgment in the Intermediate People’s Court of Suzhou. To date, the case is still in the process of hearing.

On January 21, 2014, an Hong Kong citizen (the "Plaintiff") filed a lawsuit against Shandong Fuwei in the Intermediate People's Court of Weifang to claim a refund of US$500 (approximately RMB4,138) and related interest of RMB2,332. The plaintiff alleged that according to an oral agreement of purchasing intention for stocks of Fuwei Films (Holdings) Co., Ltd. (the "Fuwei Holdings") between the Plaintiff and Shandong Fuwei in June 2005, the Plaintiff transferred US$500 to Wellplus Investments Limited, a company registered in Hong Kong, for acquiring stocks of Fuwei Holdings. However, the Plaintiff has not received any stocks of Fuwei Holdings till now. Shandong Fuwei believes that there was not any engagement or agreement about stock purchase between Shandong Fuwei and the Plaintiff and did not be aware of the fact of fund transfer between the Plaintiff and Wellplus Investments Limited. The case was heard by the Intermediate People's Court of Weifang on April 3, 2014. To date, the case is still in the process of hearing.